7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY: Schedule of summarized financial information of AFOy (Details)	12 Months Ended
Dec. 31, 2022 CAD ($)
Details
Summarized financial information of AFOy - Current assets	$ 101,996
Summarized financial information of AFOy - Non-current assets	263,796
Summarized financial information of AFOy - Current liabilities	4,264
Summarized financial information of AFOy - Non-current liabilities	527,717
Summarized financial information of AFOy - Loss for the year	$ 128,517